Borrowings (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest on Debt
Cost of financing	$ 553,000,000	$ 555,000,000	$ 706,000,000
Interest expense	402,000,000	365,000,000	404,000,000
Net investment derivative activity	9,000,000	3,000,000	(1,000,000)
Interest capitalized	9,000,000	5,000,000	13,000,000
Total interest paid and accrued	973,000,000	928,000,000	1,122,000,000
Credit Agreement
Unused lines:
Revolving lines of credit, term	5 years
Revolving lines of credit, amount	10,000,000,000
Lines of credit, expenses	5,000,000	6,200,000	6,300,000
Revolving lines of credit, additional amount	$ 2,000,000,000